Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000075564
Average Annual Return [Line Items]
Average Annual Return, Percent	10.05%	5.56%		5.31%
C000075565
Average Annual Return [Line Items]
Average Annual Return, Percent	10.99%	6.93%		6.02%
C000107929
Average Annual Return [Line Items]
Average Annual Return, Percent	9.94%	4.34%		4.62%
C000154558
Average Annual Return [Line Items]
Average Annual Return, Percent	10.97%	5.51%	5.04%
C000112693
Average Annual Return [Line Items]
Average Annual Return, Percent	11.18%	5.33%		3.53%
C000107931
Average Annual Return [Line Items]
Average Annual Return, Percent	10.78%	4.32%		3.68%
C000107930
Average Annual Return [Line Items]
Average Annual Return, Percent	13.99%	6.84%		6.16%
C000107932
Average Annual Return [Line Items]
Average Annual Return, Percent	11.66%	5.46%		5.04%
C000135433
Average Annual Return [Line Items]
Average Annual Return, Percent	14.20%	7.99%		8.20%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%	(0.23%)		1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%	(0.23%)		1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%	(0.23%)		1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%	(0.23%)	1.05%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%	(0.23%)		1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%	(0.23%)		1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%	(0.23%)		1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%	(0.23%)		1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%	(0.23%)		1.35%
Balanced Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.28%	7.62%		7.28%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%	15.05%		12.86%
Moderate Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.48%	9.15%		8.43%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%	15.05%		12.86%
Balanced Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.28%	7.62%		7.28%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%	15.05%		12.86%
Moderate Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.48%	9.15%	8.40%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%	15.05%	12.92%
Income & Growth Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.10%	6.08%		6.12%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%	15.05%		12.86%
Global Balanced Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.48%	6.33%		5.78%
MSCI World Index (Gross)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.75%	12.32%		9.73%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.19%	11.78%		9.16%
Growth Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.84%	11.40%		10.12%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%	15.05%		12.86%
Moderate Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.48%	9.15%		8.43%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%	15.05%		12.86%
Moderate Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.48%	9.15%		8.43%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%	15.05%		12.86%